RELATED PARTY TRANSACTIONS - Outstanding Balances (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Accounts receivable (Note 10)	$ 58.2	$ 57.5
Contract assets	579.2	735.7
Accounts payable and accrued liabilities (Note 17)	4.7	5.7
Contract liabilities	432.3	264.0
Joint ventures
Disclosure of transactions between related parties [line items]
Accounts receivable (Note 10)	58.8	59.5
Contract assets	34.2	25.6
Other non-current assets	22.9	17.1
Accounts payable and accrued liabilities (Note 17)	4.7	5.7
Contract liabilities	$ 64.9	$ 58.0